Earnings per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
		Oct. 31, 2022	Oct. 31, 2021
Basic EPS
Net income attributable to equity shareholders		$ 6,220	$ 6,429
Less: preferred share dividends and distributions on other equity instruments		171	158
Net income attributable to common shareholders		$ 6,049	$ 6,271
Weighted-average common shares outstanding (thousands)		903,312	897,906
Basic EPS	[1]	$ 6.7	$ 6.98
Diluted EPS
Net income attributable to common shareholders		$ 6,049	$ 6,271
Weighted-average common shares outstanding (thousands)		903,312	897,906
Add: stock options potentially exercisable (1) (thousands)		2,078	2,122
Add: restricted shares and equity-settled consideration (thousands)		294	337
Weighted-average diluted common shares outstanding (thousands)		905,684	900,365
Diluted EPS	[1]	$ 6.68	$ 6.96

[1]	On April 7, 2022, CIBC shareholders approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to all periods presented.